Employee Benefit Plans (Details 5) (Successor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of the plan assets
Fair value of plan assets	$ 219.9	$ 250.9
Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	209.4	190.2
Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets	10.5
U.S. equities [Member]
Fair value of the plan assets
Fair value of plan assets	84.9	85.3
U.S. equities [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	84.9	85.3
U.S. equities [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Growth [Member]
Fair value of the plan assets
Fair value of plan assets	27.6	16.4
U.S. equities [Member] | Large Cap Growth [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Growth [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	27.6	16.4
U.S. equities [Member] | Large Cap Growth [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Value [Member]
Fair value of the plan assets
Fair value of plan assets	27.3	16.6
U.S. equities [Member] | Large Cap Value [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Value [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	27.3	16.6
U.S. equities [Member] | Large Cap Value [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Indexed [Member]
Fair value of the plan assets
Fair value of plan assets	12.6	33.2
U.S. equities [Member] | Large Cap Indexed [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Indexed [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	12.6	33.2
U.S. equities [Member] | Large Cap Indexed [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Small and Mid Cap Growth [Member]
Fair value of the plan assets
Fair value of plan assets	8.6	8.8
U.S. equities [Member] | Small and Mid Cap Growth [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Small and Mid Cap Growth [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	8.6	8.8
U.S. equities [Member] | Small and Mid Cap Growth [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Small and Mid Cap Value [Member]
Fair value of the plan assets
Fair value of plan assets	8.8	10.3
U.S. equities [Member] | Small and Mid Cap Value [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Small and Mid Cap Value [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	8.8	10.3
U.S. equities [Member] | Small and Mid Cap Value [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Non-U.S. Equity [Member]
Fair value of the plan assets
Fair value of plan assets	29.4	36.9
Non-U.S. Equity [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Non-U.S. Equity [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	29.4	36.9
Non-U.S. Equity [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member]
Fair value of the plan assets
Fair value of plan assets	84.7	65.8
Fixed income [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	84.7	65.8
Fixed income [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Short & Mid Duration [Member]
Fair value of the plan assets
Fair value of plan assets	23.2	20.2
Fixed income [Member] | Short & Mid Duration [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Short & Mid Duration [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	23.2	20.2
Fixed income [Member] | Short & Mid Duration [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Long Duration [Member]
Fair value of the plan assets
Fair value of plan assets	40.2	45.2
Fixed income [Member] | Long Duration [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Long Duration [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	40.2	45.2
Fixed income [Member] | Long Duration [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Long Duration Indexed [Member]
Fair value of the plan assets
Fair value of plan assets	21.3	0.4
Fixed income [Member] | Long Duration Indexed [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Long Duration Indexed [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	21.3	0.4
Fixed income [Member] | Long Duration Indexed [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Real assets [Member]
Fair value of the plan assets
Fair value of plan assets	20.9
Real assets [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Real assets [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	10.4
Real assets [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets	10.5
Cash [Member]
Fair value of the plan assets
Fair value of plan assets		2.2
Cash [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Cash [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets		2.2
Cash [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets